Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 5,600	$ 4,867
Restricted cash and other restricted funds	363	128
Trade accounts receivable and other (including 269 and 298 from related parties at December 31, 2020 and 2019, respectively)	3,072	3,569
Inventories	12,328	17,296
Prepaid expenses and other current assets	2,281	2,756
Assets held for sale	4,329	0
Total current assets	27,973	28,616
Non-current assets:
Goodwill and intangible assets	4,312	5,432
Property, plant and equipment and biological assets	30,622	36,231
Carrying amount of interests in associates and joint ventures	6,817	6,529
Other investments	2,980	772
Deferred tax assets	7,866	8,680
Other assets	1,482	1,648
Total non-current assets	54,079	59,292
Total assets	82,052	87,908
Current liabilities:
Short-term debt and current portion of long-term debt	2,507	2,869
Trade accounts payable and other (including 272 and 251 to related parties at December 31, 2020 and 2019, respectively)	11,525	12,614
Short-term provisions	935	516
Accrued expenses and other liabilities	4,197	4,910
Income tax liabilities	464	378
Liabilities held for sale	3,039	0
Total current liabilities	22,667	21,287
Non-current liabilities:
Long-term debt, net of current portion	9,815	11,471
Deferred tax liabilities	1,832	2,331
Deferred employee benefits	4,656	7,343
Long-term provisions	1,697	2,475
Other long-term obligations	1,148	2,518
Total non-current liabilities	19,148	26,138
Total liabilities	41,815	47,425
Equity:
Common shares (no par value, 1,361,418,599 and 1,151,576,921 shares authorized, 1,102,809,772 and 1,021,903,623 shares issued, and 1,080,734,413 and 1,012,079,421 shares outstanding at December 31, 2020 and 2019, respectively)	393	364
Treasury shares (22,075,359 and 9,824,202 common shares at December 31, 2020 and 2019, respectively, at cost)	(538)	(602)
Additional paid-in capital	35,247	34,826
Mandatorily convertible notes	840	0
Retained earnings	22,097	22,883
Reserves	(19,759)	(18,950)
Equity attributable to the equity holders of the parent	38,280	38,521
Non-controlling interests	1,957	1,962
Total equity	40,237	40,483
Total liabilities and equity	$ 82,052	$ 87,908